Employee Information - Summary of Number of Employees by Market Area (Detail) - Employee	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Information About Employees [line items]
Number of employees	100,824	99,417
South East Asia, Oceania and India [member]
Disclosure of Information About Employees [line items]
Number of employees	25,869	24,559
North East Asia [member]
Disclosure of Information About Employees [line items]
Number of employees	13,944	13,783
North America [member]
Disclosure of Information About Employees [line items]
Number of employees	10,175	9,643
Europe and Latin America [member]
Disclosure of Information About Employees [line items]
Number of employees	46,580	47,135
Middle East and Africa [member]
Disclosure of Information About Employees [line items]
Number of employees	4,256	4,297
Sweden [member]
Disclosure of Information About Employees [line items]
Number of employees	13,173	12,730
Of which in EU [member]
Disclosure of Information About Employees [line items]
Number of employees	35,552	37,989